BANK LOANS AND OTHER BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Secured – at amortised cost:
Bank Loans	$ 168,880	$ 195,886
Other borrowings	76,786	57,014
Non - bank loans	0	25,532
Borrowings	245,666	278,432
Current portion of secured bank loan received including disposal group	28,020	53,394
Non current portion of secured bank loan received	217,646	225,038
Total Bank Loan	245,666	278,432
Interest payable (included in bank loans)	743	920
Non-current portion of non-current borrowings	217,646	225,038
Within 2 to 5 years [member]
Secured – at amortised cost:
Non-current portion of non-current borrowings	170,666	172,150
More than 5 years [member]
Secured – at amortised cost:
Non-current portion of non-current borrowings	$ 46,980	$ 52,888